DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of long-term debt
Total debt was comprised of the following:

	June 30, 2018	December 31, 2017
2023 Notes	$525,000	$525,000
Revolving Credit Facility (a)	84,000	29,700
Total debt outstanding	609,000	554,700
Unamortized debt issuance costs	(8,520)	(9,281)
Unamortized 2023 Notes premium	3,101	3,374
Net carrying value of debt	$603,581	$548,793
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(a) PBFX had $4,010 outstanding letters of credit and $271,990 available under its five-year $360,000 revolving credit facility (the “Revolving Credit Facility”) as of June 30, 2018. During the six months ended June 30, 2018, PBFX paid down $9,700 and subsequently borrowed $64,000 to fund the Knoxville Terminals Purchase and other capital expenditures and working capital requirements. On July 30, 2018, PBFX entered into an amended and restated revolving credit facility (the “A&R Revolving Credit Facility”), that among other things, extended the maturity date from May 2019 to July 2023; as a result, the Revolving Credit Facility is classified as long-term on PBFX’s balance sheet. Refer to Note 12 “Subsequent Events” of the Notes to Condensed Consolidated Financial Statements for further discussion regarding the A&R Revolving Credit Facility.